UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2012


[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

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       ANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       MAY 31, 2012

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PRESIDENT'S MESSAGE

"FEAR ONCE AGAIN DOMINATED THE MARKETS
AND INVESTORS SOLD STOCKS AND OTHER                [PHOTO OF DANIEL S. McNAMARA]
RISKIER ASSET CLASSES AND SOUGHT THE
RELATIVE SAFETY OF U.S. TREASURIES."

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JUNE 2012

Investor sentiment and the financial markets were volatile during the one-year reporting period. Yet U.S. stocks, which ended the fiscal year roughly where they started, performed admirably when compared to the rest of the world. As Europe's sovereign debt crisis continued and its economies weakened, the international developed and emerging equity markets recorded substantial declines. Precious metals performed well, but mining companies generally underperformed compared to the metals they produced; the mining sector was challenged by higher operating costs, rising capital expenditures, resource nationalization, and higher taxes. Meanwhile, U.S. Treasuries generated strong returns -- much to the surprise of some market participants.

When the fiscal year began, stocks seemed poised to do well. The U.S. economy appeared to be bouncing back from an earlier slowdown, while investors showed optimism that Europe had temporarily contained its financial problems. During the summer, investors were distracted by the threat of a potential U.S. government shutdown if an agreement wasn't reached to raise the nation's debt ceiling. Eventually, a bi-partisan super-committee was formed in an attempt to reach a lasting compromise and the immediate crisis was averted. In the end, this super-committee failed to reach an agreement, and $1.2 trillion in spending cuts, including a large reduction in military spending, will automatically take effect in 2013 unless Congress acts. (This is the "fiscal cliff" being discussed in the media.)

The "achievement" of raising the debt ceiling was quickly overshadowed by much weaker-than-expected economic data in the United States and Europe. Fear once again dominated the markets and investors sold stocks and other riskier asset classes and sought the relative safety of U.S. Treasuries. As prices increased, yields (which move in the opposite direction of prices) declined.

During the winter, economic data -- including the level of unemployment -- appeared to improve. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank

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continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with euros.

Until inflation begins to emerge -- and at the time of this writing, it was relatively subdued -- interest rates are unlikely to start rising. In the meantime, money markets continue to yield a single basis point, which is just 1/100th of a percent. Under these market conditions, certain investors may find other investment possibilities that offer higher yields than money market funds. These include but are not limited to short-term certificates of deposit, bank savings accounts and short duration bond funds. However, these investments may carry additional risks, including the risk of loss of principal and decreased liquidity. All investors should consider these investments in light of their particular investment objectives and risk tolerance.

In closing, I'd like to acknowledge the contribution made by Didi Weinblatt, who has been with USAA since 2000 and has served as portfolio manager of the USAA Asset Management Company. During her tenure, the markets have seen tremendous ups and downs. Through it all, she has been a wise and careful steward of her portfolios.

From all of us here at USAA Asset Management Company*, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. o INVESTMENTS/INSURANCE: NOT FDIC INSURED o NOT BANK ISSUED, GUARANTEED OR UNDERWRITTEN o MAY LOSE VALUE. o PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o As interest rates rise, existing bond prices fall. o All equity investments entail risk, including possible loss of principal, and individual stocks may be more volatile than other investments and provide less income. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o CDs are insured by FDIC and offer a fixed rate of return, whereas the return and principal value of an investment in stocks fluctuates with changes in market conditions.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Distributions to Shareholders                                             8

    Report of Independent Registered Public Accounting Firm                   9

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     12

    Notes to Financial Statements                                            15

EXPENSE EXAMPLE                                                              23

ADVISORY AGREEMENT                                                           25

TRUSTEES' AND OFFICERS' INFORMATION                                          30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) HAS AN INVESTMENT OBJECTIVE OF PROVIDING INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

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o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the one-year period ended May 31, 2012, the Fund had a total return of 0.00%. This compares to an average return of 0.00% for similar Treasury and repurchase agreement (repo) money market funds tracked by iMoneyNet, Inc. As of May 31, 2012, the Fund's seven-day yield was 0.00%.

o WHY DID THE FUND AND ITS PEER GROUP PROVIDE NEAR-ZERO RETURNS FOR THE REPORTING PERIOD?

    As it has since 2008, the Federal Reserve (the Fed) continued to maintain an accommodative monetary policy, holding the federal funds target rate between 0% and 0.25% during the reporting period. In this low interest rate environment for short-term investments, yields on money market mutual funds remained at or near 0%. Overall, during the reporting period, the financial markets were volatile as investors' risk appetite shifted in response to uncertainty about Europe's sovereign debt crisis and mixed signals about U.S. economic growth.

    Refer to page 5 for the iMoneyNet, Inc. definition.

    Past performance is no guarantee of future results.

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2  | USAA TREASURY MONEY MARKET TRUST

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o   HOW DID YOU INVEST IN THIS EXTRAORDINARY LOW-RATE ENVIRONMENT?

    We continued to manage the Fund in keeping with our investment approach, which is to invest in maturities of 397 days or less that are backed by the full faith and credit of the U.S. government. Because yields remained extremely low during the fiscal year, we saw little relative value in extending the weighted-average maturity of portfolio investments. We focused our purchases on short-term repurchase agreements.

o   WHAT IS YOUR OUTLOOK?

    In public statements, the Fed has said it plans to keep the federal funds target rate near zero until possibly sometime in 2014. In the meantime, we expect economic data to remain muted as the U.S. economy continues to seek sustainable growth. Until such time as employment picks up, the housing markets stabilize, and investor sentiment improves, we are disinclined to alter our current strategy in favor of extending the weighted-average maturity of portfolio investments. As always, we will continue to seek maximum current income while maintaining the safety and liquidity of your Fund. We appreciate your continued confidence in us.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST
(Ticker Symbol: UATXX)


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                                              5/31/12                5/31/11
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Net Assets                                 $150.3 Million        $159.2 Million
Net Asset Value Per Share                      $1.00                  $1.00
Dollar-Weighted Average Portfolio Maturity     1 Day                 12 Days


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           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 5/31/12
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    1 Year             5 Years             10 Years             7-Day Yield

    0.00%               0.76%                1.54%                  0.00%


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                          EXPENSE RATIO AS OF 5/31/11*
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                                   0.48%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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4  | USAA TREASURY MONEY MARKET TRUST

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                         o 7-DAY YIELD COMPARISON o

                     [CHART OF 7-DAY YIELD COMPARISON]

                         USAA TREASURY MONEY
                             MARKET TRUST                 iMONEYNET AVERAGE
 5/31/2011                       0.00%                          0.01%
 6/28/2011                       0.00                           0.00
 7/26/2011                       0.00                           0.00
 8/30/2011                       0.00                           0.00
 9/27/2011                       0.00                           0.00
10/25/2011                       0.00                           0.00
11/29/2011                       0.00                           0.01
12/27/2011                       0.00                           0.00
 1/31/2012                       0.00                           0.00
 2/28/2012                       0.00                           0.00
 3/27/2012                       0.00                           0.01
 4/24/2012                       0.00                           0.01
 5/29/2012                       0.00                           0.01

                                [END CHART]

    Data represent the last Tuesday of each month. Ending date 5/29/12.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

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                                                        INVESTMENT OVERVIEW |  5

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                               USAA TREASURY MONEY
                                   MARKET TRUST
05/31/02                            $10,000.00
06/30/02                             10,010.78
07/31/02                             10,022.64
08/31/02                             10,035.11
09/30/02                             10,045.57
10/31/02                             10,057.13
11/30/02                             10,066.38
12/31/02                             10,074.82
01/31/03                             10,083.33
02/28/03                             10,090.63
03/31/03                             10,098.02
04/30/03                             10,105.58
05/31/03                             10,113.38
06/30/03                             10,119.75
07/31/03                             10,125.25
08/31/03                             10,130.84
09/30/03                             10,135.80
10/31/03                             10,141.71
11/30/03                             10,146.70
12/31/03                             10,152.37
01/31/04                             10,157.73
02/29/04                             10,162.39
03/31/04                             10,167.44
04/30/04                             10,172.68
05/31/04                             10,177.17
06/30/04                             10,182.22
07/31/04                             10,189.48
08/31/04                             10,197.42
09/30/04                             10,206.60
10/31/04                             10,217.90
11/30/04                             10,229.90
12/31/04                             10,244.36
01/31/05                             10,258.45
02/28/05                             10,273.72
03/31/05                             10,291.87
04/30/05                             10,311.71
05/31/05                             10,333.23
06/30/05                             10,354.84
07/31/05                             10,379.26
08/31/05                             10,405.61
09/30/05                             10,433.94
10/31/05                             10,461.23
11/30/05                             10,491.36
12/31/05                             10,525.73
01/31/06                             10,557.19
02/28/06                             10,589.51
03/31/06                             10,628.25
04/30/06                             10,662.50
05/31/06                             10,701.75
06/30/06                             10,743.49
07/31/06                             10,783.55
08/31/06                             10,826.92
09/30/06                             10,870.62
10/31/06                             10,913.17
11/30/06                             10,955.86
12/31/06                             11,002.75
01/31/07                             11,044.32
02/28/07                             11,084.58
03/31/07                             11,131.01
04/30/07                             11,173.32
05/31/07                             11,218.37
06/30/07                             11,262.78
07/31/07                             11,306.76
08/31/07                             11,352.05
09/30/07                             11,388.38
10/31/07                             11,428.86
11/30/07                             11,465.88
12/31/07                             11,494.51
01/31/08                             11,521.51
02/29/08                             11,542.27
03/31/08                             11,557.94
04/30/08                             11,574.36
05/31/08                             11,590.81
06/30/08                             11,604.91
07/31/08                             11,619.72
08/31/08                             11,635.39
09/30/08                             11,645.29
10/31/08                             11,647.05
11/30/08                             11,648.16
12/31/08                             11,648.29
01/31/09                             11,648.29
02/28/09                             11,648.30
03/31/09                             11,648.30
04/30/09                             11,648.31
05/31/09                             11,648.32
06/30/09                             11,648.32
07/31/09                             11,648.33
08/31/09                             11,648.33
09/30/09                             11,648.34
10/31/09                             11,648.34
11/30/09                             11,648.35
12/31/09                             11,648.36
01/31/10                             11,648.36
02/28/10                             11,648.37
03/31/10                             11,648.38
04/30/10                             11,648.38
05/31/10                             11,648.39
06/30/10                             11,648.40
07/31/10                             11,648.40
08/31/10                             11,648.41
09/30/10                             11,648.42
10/31/10                             11,648.42
11/30/10                             11,648.43
12/31/10                             11,648.44
01/31/11                             11,648.44
02/28/11                             11,648.45
03/31/11                             11,648.46
04/30/11                             11,648.47
05/31/11                             11,648.47
06/30/11                             11,648.48
07/31/11                             11,648.49
08/31/11                             11,648.49
09/30/11                             11,648.50
10/31/11                             11,648.51
11/30/11                             11,648.52
12/31/11                             11,648.52
01/31/12                             11,648.53
02/29/12                             11,648.54
03/31/12                             11,648.55
04/30/12                             11,648.55
05/31/12                             11,648.56

                                   [END CHART]

                          Data from 5/31/02 to 5/31/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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6  | USAA TREASURY MONEY MARKET TRUST

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                        o ASSET ALLOCATION -- 5/31/2012 o

                         [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                                     100.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

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                                                        INVESTMENT OVERVIEW |  7

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended May 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

For the fiscal year ended May 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $1,000 as qualifying interest income.

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8  | USAA TREASURY MONEY MARKET TRUST

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TREASURY MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Treasury Money Market Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Treasury Money Market Trust at May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
July 19, 2012

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                    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  9

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PORTFOLIO OF INVESTMENTS

May 31, 2012

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PRINCIPAL
AMOUNT                                                                                     VALUE
(000)         SECURITY                                                                     (000)
------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (100.1%)
$20,000       Bank of America Securities, 0.18%, acquired
                5/31/2012 and due on 6/01/2012 at $20,000
                (collateralized by $20,128 of U.S. Treasury, 0.88%(a),
                due 1/31/2017; market value $20,400)                                    $ 20,000
 45,000       Credit Suisse First Boston, LLC, 0.17%, acquired
                5/31/2012 and due on 6/01/2012 at $45,000
                (collateralized by $45,330 of U.S. Treasury, 0.88%(a),
                due 2/28/2017; market value $45,956)                                      45,000
 27,000       Credit Suisse First Boston, LLC, 0.18%, acquired
                5/31/2012 and due on 6/01/2012 at $27,000
                (collateralized by $26,188 of Government National
                Mortgage Assn.(b), 2.7-5.0%, due 5/20/2042-6/15/2047;
                market value $27,542)                                                     27,000
 58,470       Deutsche Bank Securities, 0.20%, acquired
                5/31/2012 and due on 6/01/2012 at $58,470
                (collateralized by $59,663 of U.S. Treasury, 0.25%(a),
                due 5/31/2014; market value $59,640)                                      58,470
                                                                                        --------
              Total Repurchase Agreements (cost: $150,470)                               150,470
                                                                                        --------

              TOTAL INVESTMENTS (COST: $150,470)                                        $150,470
                                                                                        ========

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------
Repurchase Agreements                            $-             $150,470              $-       $150,470
-------------------------------------------------------------------------------------------------------
Total                                            $-             $150,470              $-       $150,470
-------------------------------------------------------------------------------------------------------

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10  | USAA TREASURY MONEY MARKET TRUST

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NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2012

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o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at May 31, 2012, for federal income tax purposes, was $150,470,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

    (b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

See accompanying notes to financial statements.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  11

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STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investment in repurchase agreements (cost approximates market value)    $150,470
  Receivables:
    Capital shares sold                                                        281
    USAA Asset Management Company (Note 4C)                                      4
    Interest                                                                     1
                                                                          --------
      Total assets                                                         150,756
                                                                          --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                    425
  Accrued management fees                                                       16
  Other accrued expenses and payables                                           49
                                                                          --------
      Total liabilities                                                        490
                                                                          --------
        Net assets applicable to capital shares outstanding               $150,266
                                                                          ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $150,266
                                                                          ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                               150,266
                                                                          ========
  Net asset value, redemption price, and offering price per share         $   1.00
                                                                          ========

See accompanying notes to financial statements.

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12  | USAA TREASURY MONEY MARKET TRUST

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STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2012

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INVESTMENT INCOME
  Interest income                                                         $ 134
                                                                          -----
EXPENSES
  Management fees                                                           201
  Administration and servicing fees                                         160
  Transfer agent's fees                                                     199
  Custody and accounting fees                                                65
  Postage                                                                    14
  Shareholder reporting fees                                                 12
  Trustees' fees                                                             13
  Registration fees                                                          35
  Professional fees                                                          65
  Other                                                                      10
                                                                          -----
    Total expenses                                                          774
  Expenses reimbursed                                                      (641)
                                                                          -----
    Net expenses                                                            133
                                                                          -----
NET INVESTMENT INCOME                                                     $   1
                                                                          =====

See accompanying notes to financial statements.

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                                                      FINANCIAL STATEMENTS |  13

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STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------
                                                           2012             2011
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                               $       1        $       1
                                                      --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     (1)              (1)
                                                      --------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                             113,686          101,672
  Reinvested dividends                                        2                1
  Cost of shares redeemed                              (122,616)        (114,237)
                                                      --------------------------
    Decrease in net assets from capital
      share transactions                                 (8,928)         (12,564)
                                                      --------------------------
  Net decrease in net assets                             (8,928)         (12,564)

NET ASSETS
  Beginning of year                                     159,194          171,758
                                                      --------------------------
  End of year                                         $ 150,266        $ 159,194
                                                      --------------------------
CHANGE IN SHARES OUTSTANDING
  Shares sold                                           113,686          101,672
  Shares issued for dividends reinvested                      2                1
  Shares redeemed                                      (122,616)        (114,237)
                                                      --------------------------
    Decrease in shares outstanding                       (8,928)         (12,564)
                                                      ==========================

See accompanying notes to financial statements.

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14  | USAA TREASURY MONEY MARKET TRUST

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NOTES TO FINANCIAL STATEMENTS

May 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

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                                             NOTES TO FINANCIAL STATEMENTS |  15

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B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

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16  | USAA TREASURY MONEY MARKET TRUST

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E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended May 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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                                             NOTES TO FINANCIAL STATEMENTS |  17

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I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

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18  | USAA TREASURY MONEY MARKET TRUST

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The tax character of distributions paid during the years ended May 31, 2012, and 2011, was as follows:

                                                 2012                   2011
                                                -----------------------------
Ordinary income*                                $1,000                 $1,000

*Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At May 31, 2012, the Fund has no capital loss carryforwards for federal income tax purposes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2012, the Manager has reviewed all open tax years and concluded that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the year ended May 31, 2012, the Fund incurred management fees, paid or payable to the Manager, of $201,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended May 31, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $160,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2012, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended May 31, 2012, the Fund incurred reimbursable

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20  | USAA TREASURY MONEY MARKET TRUST

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    expenses of $641,000, of which $4,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $199,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

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                                             NOTES TO FINANCIAL STATEMENTS |  21

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(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                           YEAR ENDED MAY 31,
                             ---------------------------------------------------------------------------------
                                 2012              2011              2010                  2009           2008
                             ---------------------------------------------------------------------------------
Net asset value at
  beginning of period        $   1.00          $   1.00          $   1.00              $   1.00       $   1.00
                             ---------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .00(a)            .00(a)            .00(a)                .01            .03
Less distributions from:
  Net investment income           .00(a)            .00(a)            .00(a)               (.01)          (.03)
                             ---------------------------------------------------------------------------------
Net asset value at
  end of period              $   1.00          $   1.00          $   1.00              $   1.00       $   1.00
                             =================================================================================
Total return (%)*                 .00(b),(c)        .00(b),(c)        .00(b),(c),(d)        .50(b)        3.32
Net assets at end
  of period (000)            $150,266          $159,194          $171,758              $227,170       $219,467
Ratios to average
  net assets:**
  Expenses (%)(e)                 .08(b)            .16(b)            .14(b),(d)            .31(b)         .43
  Expenses, excluding
    reimbursements (%)            .48(b)            .48(b)            .45(b),(d)            .44(b)         .43
  Net investment
    income (%)                    .00(c)            .00(c)            .00(c)                .46           3.21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended May 31, 2012, average net assets were $160,631,000.
(a) Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) Represents less than 0.01%.
(d) For the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.
(e) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

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22  | USAA TREASURY MONEY MARKET TRUST

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EXPENSE EXAMPLE

May 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2011, through May 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

                                                           EXPENSE EXAMPLE |  23

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ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                     BEGINNING             ENDING           DURING PERIOD*
                                   ACCOUNT VALUE        ACCOUNT VALUE     DECEMBER 1, 2011 -
                                  DECEMBER 1, 2011       MAY 31, 2012        MAY 31, 2012
                                  ----------------------------------------------------------
Actual                                $1,000.00           $1,000.00              $0.55

Hypothetical
  (5% return before expenses)          1,000.00            1,024.45               0.56

* Expenses are equal to the Fund's annualized expense ratio of 0.11%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.00% for the six-month period of December 1, 2011, through May 31, 2012.

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24  | USAA TREASURY MONEY MARKET TRUST

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ADVISORY AGREEMENT

May 31, 2012

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

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                                                        ADVISORY AGREEMENT |  25

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However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the

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26  | USAA TREASURY MONEY MARKET TRUST

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Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were at the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee.

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                                                        ADVISORY AGREEMENT |  27

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In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2011, and was above the average of its performance universe and its Lipper index for the five-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2011, and was in the top 15% of its performance universe for the five-year period ended December 31, 2011. The Board took into account management's discussion of the Fund's performance, including the factors that contributed to the Fund's underperformance for the one-year and three-year periods relative to its peer group. The Board also noted the Fund's consistently strong performance relative to its peer group over the longer term. The Board also noted the relative small range among the performance returns among the peer group.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management

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28  | USAA TREASURY MONEY MARKET TRUST

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fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                                                        ADVISORY AGREEMENT |  29

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 70 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years; however, this policy may be changed by the Board at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

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30  | USAA TREASURY MONEY MARKET TRUST

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If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); Senior Vice President of USAA Financial Planning Services Agency, Inc. (FPS) (04/11-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  31

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

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32  | USAA TREASURY MONEY MARKET TRUST

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds launched and managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

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34  | USAA TREASURY MONEY MARKET TRUST

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ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

TRUSTEES                        Daniel S. McNamara
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND               USAA Asset Management Company
INVESTMENT ADVISER              P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                 USAA Investment Management Company
DISTRIBUTOR                     P.O. Box 659453
                                San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                  USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                   State Street Bank and Trust Company
ACCOUNTING AGENT                P.O. Box 1713
                                Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                     Ernst & Young LLP
REGISTERED PUBLIC               100 West Houston St., Suite 1800
ACCOUNTING FIRM                 San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                     Under "My Accounts" on
SELF-SERVICE 24/7               usaa.com select "Investments,"
AT USAA.COM                     then "Mutual Funds"

OR CALL                         Under "Investments" view
(800) 531-USAA                  account balances, or click
        (8722)                  "I want to...," and select
                                the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23415-0712                                (C)2012, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2012 and 2011 were $304,929 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2012 and 2011 were $70,828 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, AMCO, and the Funds' transfer agent, SAS, for May 31, 2012 and 2011 were $384,984 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (AMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     07/23/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/30/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/30/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.